Note 9 - Leases - Schedule of Maturity (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
2024	$ 725,000	$ 717,600
2025	242,000	724,700
2026		242,800
Total lease payments	1,146,000	1,685,100
Less: imputed interest	(72,000)	(142,600)
Present value of lease payments	$ 1,074,000	$ 1,542,500	$ 2,129,300